Current Liabilities - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Current Liabilities - Trade and Other Payables [Abstract]
Schedule of Current Liabilities of Trade and Other Payables
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Trade payables	299,289	214,778	203,322
Other payables	1,309,557	936,677	889,644

	1,608,846	1,151,455	1,092,966